Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 9 - COMMITMENTS AND CONTINGENT LIABILITIES

A.	Israeli Innovation Authority

Commencing 2012 through 2013, the Company received grants of $162,017 from the IIA (Israeli Innovation Authority) for its plans to develop a series of patient-friendly blood tests that enable the early detection of a variety of cancers (the “Development Plan”). Such contingent obligation has no expiration date. In 2016, the IIA approved further grants (under the same terms) up to maximum amount of approximately $185,000, of which the Company received $110,220 in 2016. The receipt of such amounts is dependent on numerous conditions being met. Amounts were not received in 2019 and 2018. The Company is required to pay royalties to IIA at a rate of 3% in the first 3-years period and 3.5% commencing from the fourth year, of the proceeds from the sale of the Company’s products arising from the Development Plan up to an amount equal to $272,237, plus annual interest equal to 12-month LIBOR applicable to dollar deposit.

As of December 31, 2019, and 2018, the Company did not accrue for or pay any royalties to the IIA as no revenue has yet been generated.

B.	B.G. Negev Technologies and Applications Ltd. and Mor Research Applications Ltd.

At inception date, the Company entered into a License Agreement (“Agreement”) with B.G. Negev Technologies and Applications Ltd (a wholly owned subsidiary of Ben Gurion University - Israel) and Mor Research Applications Ltd. (a wholly owned subsidiary of Clalit Medical Services - Israel) (“Licensors”) in which the Company obtained an exclusive world-wide license to develop, research, commercialize, produce, market and sub-license, products based on the Licensors’ technology. The Company’s technology is built on this license which is therefore material to the Company. According to the Agreement, future royalties would be paid to the licensors based on the following royalty rates:

On net sales of:	%

●	leukemia related products	3.0
●	other products	2.5
●	in certain limited circumstances, rates may be reduced to	2.0

On fixed sublicense income (with no sublicense income on sales by sub licensee):	%

●	leukemia related products	20.0
●	other products	15.0

On fixed sublicense income (with sublicense income on sales by sub licensee):	%

●	leukemia related products	10.0
●	other products	7.5

Without any connection to the Company’s sales, the Company is required to pay minimum royalties to the Licensors according to the following schedule (subject to the termination clause described below):

1.	Year 2015 - $10,000
2.	Year 2016 - $25,000
3.	Year 2017 and thereafter - $50,000 per year.

In any specific year, the total royalties payable to the Licensors shall be the higher of:

1.	the regular royalties based on the royalty rates as described above and
2.	the minimum royalties.

The minimum royalties will be paid to the Licensors regardless of whether the Company succeeds in generating revenues from sales of the products arising from the usage of the Licensors’ technology.

The Agreement term is unlimited but each party is entitled to terminate the Agreement as a result of material breach or failure to comply with material term by the other party, as a result of liquidation or insolvency of the other party (“Termination for Cause”). In addition, the Company was entitled to terminate the Agreement if during a period of 7-years following the transaction effective date, the Company, at its sole discretion, determined that commercialization of the leukemia licensed products is not commercially viable. After such period, the Company is not entitled to terminate the Agreement other than in accordance with the Termination for Cause provisions. As of December 31, 2019, the Company did not reach a determination regarding viability of commercialization of the leukemia licensed products.

However, since the 7-year period ended prior to December 31, 2019, the Company may not terminate the agreement other than Termination for Cause. The Company has accrued the amount of the non-cancellable minimum royalties and the future liability with respect to the commitment to pay minimum royalties to the Licensors for any future periods in a total amount of $423,000 of which $235,000 is considered a current liability and $188,000 is considered non-current liability. This balance was measured based on the future cash payments discounted using an interest rate of 21% which represents, according to management estimate, the applicable rate of risk for the Company.

On May 20, 2020, the Company and the Licensors agreed on an amendment to the license agreement, according to which the minimum royalties payable to the Licensors in respect of the years 2015 until 2020 in an aggregate amount of $250,000 shall be paid in cash on December 31 2020.

C.	In January 2015, the Company signed a one-year lease agreement for office space leasing in Rehovot, Israel for a monthly consideration of NIS 6,780 (approximately $1,830). The lease was renewed by the Company on February 1, 2018 for an additional term of one year at NIS 7,200 (approximately $1,892) per month, with automatic renewal for a second one-year period at NIS 7,400 per month, unless one party provides the other with written notice of non-renewal. Lease payments are linked to the Israeli CPI based on the Israeli Customer Price Index (CPI) based on the CPI published on February 15, 2015, which until December 31, 2019, has not changed significantly. The total expected future lease commitments from January 2020 through January 2021 are approximately $22,000. In addition, the aforesaid lease was renewed by the Company on February 1, 2020 for additional one year.

The payments above are associated with lease of premises with law value and therefore are out of scope of ASC 842 “Leases”. Consequently, leasing payments are recognized on a straight-line basis as an expense in the accompanying statements of operations.

D.	MDM Worldwide Inc.

On June 21, 2018, the Company had entered into an Investor Relations Agreement with MDM Worldwide Solution Inc. (“MDM”) whereby the Company agreed to pay MDM a monthly fee of $12,000 for IR services.

On July 17, 2019, the Board of Directors approved the conversion of up to $100,000 owed by the Company to MDM into ordinary shares, at a conversion price of $0.10 per share, for an issuance of up to 1,000,000 shares to MDM. Consequently, during the year ended December 31, 2019, the Company issued 125,000 ordinary shares of NIS 0.01 par value as settlement of financial liability to MDM in total amount of $12,500. See also Note 10B6.

In addition, an amount of $100,000 have been classified as non-current liability as result of execution of new exchange agreement that was entered into effect in May 2020 under which this amount will be converted into shares of the Company based on the terms in the exchange agreement (see also Note 18D1).

E.	Care G.B. Plus Ltd.

On December 20, 2018 (the “Effective Date”), the Company entered into Marketing and Reseller Agreement with Care G.B. Plus Ltd (“Care G.B.”) whereby the Company granted Care G.B. an exclusive right to market, distribute and resell the Company’s breast cancer screening products to customers located in and taking delivery in the State of Israel, including the Palestinian Authority (the “Product”, “Exclusivity” and “Territory”, respectively). On April 29, 2019, the Company held its Annual General Meeting of Shareholders, at which the shareholders of the Company approved inter alia the aforesaid Marketing and Reseller Agreement.

Commencing the second anniversary of the Marketing and Reseller Agreement, Care G.B.’s Exclusivity is subject to Care G.B. achieving annual milestones to be set by both parties (“Annual Milestones”). If Care G.B. is not achieving at least 50% of the Annual Milestones, the Company has its own discretion either to cancel Care G.B.’s Exclusivity or terminate the Marketing and Reseller Agreement. Through December 31, 2019, the annual milestones for Care GB were not set established as the Company was waiting to finish the development of the product in the Territory.

The Agreement became effective at the Effective Date and continue in effect for 5-year period from Care G.B.’s first purchase order of the Products issued to the Company (the “Initial Term”). Upon the Initial Term completion, provided that Care G.B. has achieved the Annual Milestones, the Marketing and Reseller Agreement term shall be automatically renewed for additional 5-year. Thereafter, at the end of each renewal term, the Marketing and Reseller Agreement shall renew for additional 2-year unless one of the parties provides the other party with prior written non-renewal notice.

F.	Orot Plus Ltd.

On March 28, 2019 (the “Effective Date”), the Company entered into Distribution Agreement with Orot Plus Ltd. (“Orot”) whereby the Company appointed Orot as its exclusive market generator for importing, marketing and distributing for Products as defined in the Distribution Agreement in Romania and Austria (the “Territories”).

The Distribution Agreement commenced at the Effective Date and shall be in effect for a period of four and five years from the Effective Date with respect to Romania and Austria, respectively (the “Term”). The Term will be extending automatically for an additional period of three years unless terminated by either party at the end of the Term by giving the other party termination notice in writing at least 90 days prior to the Term end.

Both parties have commercial cooperation according to the terms of the Distribution Agreement, under which Orot is committed to minimum purchase quantities of the Products according to the supply price as defined in the Distribution Agreement.

It was agreed that during the first six months of the Term (the “Preliminary Period”), Orot will set up the infrastructure for the marketing, selling and distribution of the Products in the Territories (the “Preliminary Stage”). Orot will bear all costs of the Preliminary Stage. The Company will provide Orot with the Products free of charge to be used for non-revenue producing purposes in furtherance of the Preliminary Stage. In consideration for the expenses made by Orot until the end of the Preliminary Stage, the Company shall issue to Orot Ordinary Shares of the Company of NIS 0.01 par value each, in an amount equal to the Preliminary Stage Expenses based on Preliminary Stage budget of $180,000 divided by the average closing price of the shares during the thirty days period immediately prior to the Effective Date (the “Issued Shares”). The Issued Shares will be issued to Orot within 14 days as of the end of the Preliminary Period. The Issued Shares will be subject to a lock-up 6-months period as of the end of the Preliminary Period in accordance with the terms of the lock-up agreement.

In addition, in the event Orot satisfies with a three monthly sales milestones as defined in the Distribution Agreement, the Company will issue to Orot on the date on which Orot achieve each respective monthly sales milestone, warrants to purchase a number of ordinary shares of the Company par value NIS 0.01 per share equal to 0.5% of the Company’s issued and outstanding shares as of the Effective Date, with the exercise price to be determined once Orot achieves its first commercial sale of the Products to an unaffiliated third party (the “First Commercial Sale Date”). The warrants’ exercise price shall be equal to 80% of the average closing sale price of the Company’s ordinary shares during the five days period immediately prior to the First Commercial Sale Date. The warrants’ exercise period shall be 24 months from their grant date. The shares issuance upon exercise of the warrants shall be subject to a lock-up period of six months as of the date of such issuance in accordance with the terms of the warrants. Through December 31, 2019, the monthly sales milestones have not been met.

Moreover, in the event the Company satisfies with following aggregate milestones: (a) signing the Distribution Agreement and (b) singing of a distribution agreement between the Company and Orot with respect to additional territories (i.e. Japan and Poland) (“Milestones”), Orot will issue the Company on the date in which the Company achieve each respective Milestone, warrants to purchase a number of ordinary shares of Orot, par value NIS 0.01 per share, equal to 0.5% of Orot’s issued and outstanding shares at the Effective Date. The warrants’ exercise price shall be calculated based on Orot’s valuation of $7,000,000. The warrants’ exercise period shall be 24 months from their grant date. Through December 31, 2019, the Milestones have not been met.

The Distribution Agreement is explicitly determining that upon breach of the Distribution Agreement by the Company within the first three years following the preliminary period, Orot will be entitled to one-time termination payment as defined in the Distribution Agreement plus reimbursement of the cost.

On October 10, 2019, the Company entered into supplement to the aforesaid Distribution Agreement with Orot, whereby it was determined that in exchange for completion of the Preliminary Stage, the Company will issue to Orot, on account of the Issued Shares, such number of ordinary shares of Orot in total amount equal to $180,000 divided by the lower of: (a) 20% discount on the average closing price of the shares during the 30 days period immediately prior to March 28, 2019, (b) the average closing price of the shares during the 10 days period immediately prior to the date hereof, (c) the lowest price per share that will apply in any equity investment (including the issuance of convertible securities) in the Company prior to the issuance of the shares under this section to Orot.

The modification to the number of Issued Shares was accounted for as an exchange of the original Issued Shares for a new Issued Shares resulting in total compensation cost equal to the grant date fair value of the Issued Shares of $180,000, plus incremental value of the modification amounted to $38,773. Consequently, during the year ended December 31, 2019, the Company recorded stock-based compensation expenses in total amount of $218,773 as part of “Research and Development Expenses” line in operations in the accompanying statement of operations.

On January 13, 2020, 3,600,000 Issued Shares have been issued, reflecting price per share of $0.05.

G.	Orion Capital Advisors, LLC

On May 16, 2019, the Company entered into Business Development Agreement with Orion Capital Advisors, LLC (“BDC”) whereby BDC will provide business development service to the Company which include inter alia (a) review and advice concerning the technical design of existing and planned products or services; (b) business development assistance including terms of possible transactions and suggestions during negotiations; (c) sales assistance through the development of business models and sales strategy; (d) advice regarding financing, review of proposed term sheets, capitalization planning and, where appropriate, participation in negotiations; (e) strategic consulting regarding product planning, market development, marketing and public relations; (f) consulting on corporate structure, employee stock option structure, warrant arrangements and intellectual property planning; (g) introductions to potential strategic partners and other alliance candidates; (h) introductions to prospective customers for the Company’s products or services.

The term of the Business Development Agreement commenced on May 16, 2019 and continue through August 16, 2019.

Upon execution of the Business Development Agreement, the Company issued 500,000 ordinary shares of the Company par value NIS 0.01 per share to BDC and recorded stock-based compensation expenses in total amount of $115,000 as part of “General and Administrative Expenses” line in operations in the accompanying statement of operations, representing a price per share of $0.23 at the commitment date.

H.	Udi Zelig

On November 24, 2019 (the “Effective Date”), the Company entered into CTO Consulting Agreement with Orot Plus Ltd. (the “Service Provider”), whereby the Service Provider will provide Chief Technology Officer services based on work plan focus on commercialization of breast cancer products (the “CTO Services”) by Mr. Udi Zelig (the “Consultant”) on behalf of the Service Provider.

In consideration for the Service Provider’s performance of the CTO Services, the Company will issue to the Service Provider ordinary shares of the Company valued at two times the monthly agreed upon value (excluding VAT) of the CTO Services which is NIS 13,000 (the “CTO Fee”). The shares will be subject to a lock-up period of six months as of their issuance. In addition, the Company will cover the pre-approved business expenses to the Service Provider and the Consultant in the performance of the CTO Services.

The CTO Consulting Agreement became effective as of the Effective Date and shall continue in effect until terminated.

During the year ended December 31, 2019, the Company recorded stock-based compensation expenses in total amount of $12,135 as part of “Research and Development expenses” line in operations in the accompanying statement of operations which reflects the CTO Services that were provided by the Consultant for the period commencing the Effective Date through December 31, 2019. On January 14, 2020, the Company issued 242,697 ordinary shares of the Company par value NIS 0.01 per share as compensation for the CTO Services in December 2019.

I.	Steeltown Consulting Group, LLC

On March 28, 2019, the Company entered into Business Development Agreement with Steeltown Consulting Group, LLC (the “Consultant”) whereby the Consultant will provide business development service as defined in the Agreement. In exchange the Company shall issue to the Consultant number of 500,000 ordinary shares of the Company par value NIS 0.01 per share.

The term of the Business Development Agreement commenced on March 28, 2019 and continue through 6-month period.

During the year ended December 31, 2019, the Company recorded stock-based compensation expenses in total amount of $70,000 as part of “General and Administrative Expenses” line in operations in the accompanying statement of operations in exchange for issuance of the above 500,000 ordinary shares of NIS 0.01 par value, representing a price per share of $0.14 at the commitment date.

J.	Al and J Media Inc

On March 28, 2019, the Company entered into Media Advertising Agreement with Al and J Media Inc. (the “Consultant”) whereby the Consultant will introduce the Company to potential sources of media, marketing agreement(s) and/or other strategic alliances which may benefit the Company in the performance of implementing its business plan(s), including but not limited to radio and television media spots; various media publications; and internet podcasts (the “Service”). The Company agreed to pay a fee to Consultant for the Services in cash and equity awards according to payment schedule as defined in the Media Advertising Agreement.

The Media Advertising Agreement term commenced on March 28, 2019 and continue through completion of Services.

During the year ended December 31, 2019, the Company recorded marketing expenses in total amount of $565,000, an amount of $420,000 out of which was recorded as stock-based compensation expenses in exchange for issuance of 3,000,000 ordinary shares of NIS 0.01 par value, representing a price per share of $0.14 at the commitment date.

K.	Dawson James Securities

On September 17, 2019 (the “Effective Date”), the Company entered into Engagement Agreement with Dawson James Securities (“Dawson”), pursuant to which the Company appointed Dawson as its exclusive financial and sole management underwriter in connection with proposed public offering to raise up to $7 million (the “Offering”). Dawson will be provided with an underwriting discount or spread of up to 9.0% of the Offering price. In addition, Dawson is entitled to (1) none-accountable expense allowance of 1% of the proceeds received by the Company at the closing from the securities sales (excluding any subsequent closings for the sale of the over-allotment securities) and (2) warrants (the “Placement Agent’s Warrants”) to purchase that number of Securities equal to 5% of the aggregate number of securities sold in the Offering. The Placement Agent’s Warrants will be exercisable at any time and from time to time, in whole or in part, during the five-year period commencing six months from the closing of the Offering, at a price per share equal to 125% of the price per Security issued in the Offering. The Placement Agent’s Warrant will provide for a cashless exercise provision, registration rights (including a one-time demand registration right and unlimited piggyback rights) and customary anti-dilution provisions (for stock dividends and splits and recapitalizations).

Dawson is entitled to the above fees with respect to any public or private offering or other financing or capital-raising transaction of any kind (“Tail Financing”) to the extent that such financing or capital is provided to the Company by investors whom Dawson had introduced to the Company during 6-months period commencing the Effective Date (the “Engagement Period”), as well as any investors that participated in the Offering if such Tail Financing is consummated at any time during the Engagement Period or within the 12-month period following the expiration or termination of the Engagement Agreement or the completion of the Offering (the “Tail Period”). If the Offering is completed for 12-month period from the Offering date, Dawson is entitled to right of first refusal to act as lead managing underwriter or book runner, or as lead placement agent, for any and all future equity, equity-linked or debt (excluding commercial bank debt) offerings during such period, of the Company, or any successor to or any Company’s subsidiary. Notwithstanding the foregoing, in the event of public or private sale of securities during the foregoing 12-month period, Dawson is entitled to receive as its compensation at least 50% of the compensation payable to the underwriters or placement agents. During the 12-month period described, if the Company makes any equity, equity-linked or debt (excluding commercial bank debt) offerings, Dawson is permitted to participate at a 50% level as a placement agent or underwriter for such Offering.

Through December 31, 2019, the Company has no obligation regarding aforesaid Engagement Agreement with Dawson.

On April 6, 2020, the Company entered into new engagement agreement with Dawson. See also Note 18F9.

L.	First Choice International Company, Inc.

On September 24, 2019, the Company entered into Consulting Agreement with First Choice International Company, Inc. (the “First Choice”) whereby First Choice provided consulting services to the Company that include assist the Company with its plans to expand its business; and (ii) furnish additional ongoing management and business consulting services aimed at enhancing Company’s opportunities. In exchange the Company issued to the Consultant an amount equal to 500,000 shares of restricted common stock. Consequently, during the year ended December 31, 2019, the Company recorded stock-based compensation expenses in total amount of $50,000 as part of “General and Administrative Expenses” line in operations in the accompanying statement of operations in exchange for issuance of 500,000 ordinary shares of NIS 0.01 par value, representing a price per share of $0.10 at the commitment date.

In addition, it was determined that upon achievement of certain milestones (the “Performance Milestones”) an additional 1,000,000 shares of restricted common stock will be issued. As the Performance Milestones was achieved in January 2020, the Company’s management determined the likelihood for consummation of the Performance Milestones as of December 31, 2019 was probable. Consequently, during the year ended December 31, 2019, the Company recorded as additional stock-based compensation expenses in total amount of $100,000 as part of “General and Administrative Expenses” line in operations in the accompanying statement of operations in exchange for commitment to issue 500,000 ordinary shares of NIS 0.01 par value, representing a price per share of $0.10 at the commitment date.

On February 6, 2020, the Company and First Choice entered into first amendment of the Consulting Agreement under which it was determined inter alia that the Term of the Consulting Agreement was extended until and including June 30, 2020. See also Note 18F1.

M.	Financial Buzz Media Networks LLC

On December 2, 2019, the Company entered into PR and Media Service Provider Agreement with Financial Buzz Media Networks LLC (the “Financial Buzz”), whereby media and PR marketing services which including, but are not limited to implementation of an PR and financial media marketing strategy (the “Media Service”), will be provided by Financial Buzz. In consideration for the Media Services, the Company shall issue a total of 5,000,000 fully vested Ordinary Shares of NIS 0.01 par value to Financial Buzz upon execution of the PR and Media Service Provider Agreement. The fair value of these shares amounted to $750,000, representing a price per share of $0.15 at the commitment date.

The term of the PR and Media Service Provider Agreement is for a period of four months without automatic extensions.

Through December 31, 2019, the Company has not issued the aforesaid shares and services were not rendered by Financial Buzz. Subsequent to December 31, 2019 but before the release of these financial statements, the services were rendered by Financial Buzz and 2,500,000 ordinary shares have been issued.

N.	Provista Diagnostics, Inc

On December 19, 2019 (the “Effective Date”), the Company entered into an exclusive Option Agreement (the “Option Agreement”) with Strategic Investment Holdings, LLC, Ascenda BioSciences LLC and Provista Diagnostics, Inc. (“Provista”) pursuant to which at any time after the Effective Date through March 31, 2020 the Company has the right but not the obligation to require Provista to acquire a number of ordinary shares of the Company equal to a value of $10,000,000 at the volume weighted average price (“VWAP”) of the last 20 trading days prior to exercise of the option, provided that the Company’s ordinary shares are listed on a national exchange at the time of the closing of the transaction (the “Call Option”). It was agreed that with respect to the Option exercise, the Company will issue number of ordinary shares of the Company equal to a value of $1,000,000 at the VWAP of the last 20 trading days prior to execution of the Option Agreement. In addition, it was agreed that the Call Option may be extended by the Company to June 30, 2020 by issuance of additional number of ordinary shares equal to a value of $1,000,000 at the VWAP of the last 20 trading days prior to exercising the extension of the Call Option (the “Call Option Extension”).

The Call Option and the Call Option Extension have been exercised by the Company in 2020. See also Note 18E1).

O.	Employment Agreement with Dr. Wee Yue Chew

On March 16, 2017, Todos Singapore entered into an employment agreement with Dr. Wee Yue Chew to serve as the managing director of Todos Singapore. The agreement is effective for a term of three years, unless terminated earlier with six months’ notice, or shorter notice in the event of special circumstances. Under the agreement, Dr. Wee is entitled inter alia to an annual performance bonus at the rate of 4% of Todos Singapore’s net profit before tax, if such profit in said year exceeds SGD3,000,000 (approximately $2,150,000).

To date, Todos Singapore is inactive and has not realized any profits.